Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock [Abstract]
Schedule of restricted shares (after share exchange)
	December 31,
	2017	2016

Restricted stock - vested	10,238,300	7,787,490
Restricted stock - unvested	41,438	2,492,248
Total restricted stock	10,279,738	10,279,738